LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 7. LEASES.
Our operating lease liabilities, included in
All other current liabilities
and
All other liabilities
in our Combined Statement of Financial Position, were $722 million and $718 million as of March 31, 2024 and
December
31, 2023, respectively. Expense related to our operating lease portfolio, primarily from our long-term fixed leases, was $76 million for both of the three months ended March 31, 2024 and 2023. Our finance lease liabilities, included in
All other current liabilities
and
All other liabilities
in our Combined Statement of Financial Position, were $299 million and $311 million as of March 31, 2024 and December 31, 2023, respectively.

LEASES
NOTE 7. LEASES.
Our operating lease liabilities, included in
All other current liabilities
and
All other liabilities
in our Combined Statement of Financial Position, were $722 million and $718 million as of March 31, 2024 and
December
31, 2023, respectively. Expense related to our operating lease portfolio, primarily from our long-term fixed leases, was $76 million for both of the three months ended March 31, 2024 and 2023. Our finance lease liabilities, included in
All other current liabilities
and
All other liabilities
in our Combined Statement of Financial Position, were $299 million and $311 million as of March 31, 2024 and December 31, 2023, respectively.

LEASES
NOTE 7. LEASES
Operating Lease Liabilities.
The Company leases certain logistics, office, and manufacturing facilities, as well as vehicles and other equipment. Certain of the Company’s leases may include options to extend. Our operating lease liabilities are included in All other current liabilities and All other liabilities in our Combined Statement of Financial Position, as detailed below.

As of December 31,	2023	2022
Current portion of operating lease liability	$193	$175
Noncurrent portion of operating lease liability	525	488
Total operating lease liability	$718	$663

Components of Operating Lease Expense

For the years ended December 31,	2023	2022	2021
Long-term (fixed)	$205	$225	$220
Long-term (variable)	49	53	38
Short-term	63	62	97
Total operating lease expense	$317	$340	$355
Maturity of Operating Lease Liabilities

	2024	2025	2026	2027	2028	Thereafter	Total
Undiscounted lease payments	$217	$156	$105	$75	$52	$215	$820
Less: imputed interest							(102)
Total operating lease liability as of December 31, 2023							$718

Supplemental Information Related to Operating Leases

December 31,	2023	2022	2021
Operating cash flows used for operating leases	$214	$229	$261
Right-of-use assets obtained in exchange for new lease liabilities	278	183	251
Weighted-average remaining lease term	7.1 years	6.7 years	6.7 years
Weighted-average discount rate	4.0%	3.5%	3.3%
Finance Lease Liabilities.
Our finance lease liabilities are included in All other current liabilities and All other liabilities in our Combined Statement of Financial Position, as detailed below. Our finance leases have a weighted-average remaining lease term of 13.5 years and weighted-average discount rate of 3.0% as of December 31, 2023.

As of December 31,	2023	2022
Current portion of finance lease liability	$27	$24
Noncurrent portion of finance lease liability	284	304
Total finance lease liability	$311	$328